FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The interest rate swaps are not designated as hedges and are summarized as at December 31, 2018 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
14,408	June 2013	June 2020	1.4025%
42,951	September 2013	September 2020	1.5035%
72,939	December 2013	December 2020	1.6015%
14,062	March 2014	March 2021	1.6998%
14,405	June 2014	June 2021	1.7995%
14,748	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
323,513

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2018 and 2017 are as follows:

	2018		2017
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	66,484	66,484	104,145	104,145
Restricted cash	1,420	1,420	741	741
Liabilities:
Floating rate debt	1,525,028	1,525,028	1,492,099	1,492,099
Fixed rate debt	215,524	212,696	100,312	99,865

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	66,484	66,484	—	—
Restricted cash	1,420	1,420	—	—
Liabilities:
Floating rate debt	1,525,028	—	1,525,028	—
Fixed rate debt	212,696	—	7,631	205,065

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	104,145	104,145	—	—
Restricted cash	741	741	—	—
Liabilities:
Floating rate debt	1,492,099	—	1,492,099	—
Fixed rate debt	99,865	—	10,312	89,553